Shareholder Report - Volumetric Fund - C000032757	12 Months Ended
Dec. 31, 2024 USD ($)
Fund Name	Volumetric Fund
Class Name	Volumetric Fund
Trading Symbol	VOLMX
Annual or Semi-Annual Statement	This Annual Report contains important information about Volumetric Fund, Inc. (“Fund”) for the period of January 1, 2024, to December 31, 2024 (the “Period”).
Additional Information	You can find additional information about the Fund at volumetric.com. You can also request this information by contacting us at 800-541-3863 or info@volumetric.com.
Additional Information Website	volumetric.com
Additional Information Phone Number	800-541-3863
Additional Information Email	info@volumetric.com
Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.89%
Performance Narrative	The Fund saw a 12.85% appreciation in 2024, finishing the year at $23.83 per share. This share price reflects a $1.61 reduction due to the long-term capital gains distribution paid to shareholders on December 27, 2024. On November 11, 2024, the Fund reached an all-time high net asset value (NAV) of $27.11
Strategy Portfolio Concentration	the Fund’s investment strategy emphasized diversification beyond the S&P 500 Index, which is heavily concentrated in just seven stocks and the technology sector. Instead, the Fund sought to provide broader diversification by investing across a variety of sectors, as well as maintaining a portion of assets in a money market investment.
Bar Chart Narrative	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The FTSE 3-month Treasury Bill Index measures the performance of short-term U.S. government debt securities. The S&P 500 Index represents the equity portion of the Fund’s portfolio, and the FTSE 3-month Treasury Bill Index represents the cash/cash equivalent (money market) portion of the Fund’s portfolio
Material Fund Change Notice	Effective July 5, 2024, Mr. Alejandro (“Alex”) Aleman is the portfolio manager to the Fund in addition to Jeffrey Gibs.
Accountant Change Disagreements	There were no changes or disagreements with the accountants during the reporting period.